Payments, by Government - 12 months ended Mar. 31, 2024 - USD ($)	Taxes	Total Payments
Total	$ 95,412,628	$ 95,412,628
UNITED STATES
Total	95,412,628	95,412,628
UNITED STATES | US Internal Revenue Service [Member]
Total	$ 95,412,628	$ 95,412,628